Related Party Disclosures - Summary of Transactions Between Related Parties Amount (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Interest income on net investments in subleases	¥ 49,000	¥ 103,000
Acquisition of a subsidiary	284,000,000
Shareholder of the Company
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition of a subsidiary	174,944
BMF Culture
Disclosure Of Transactions Between Related Parties [Line Items]
Interest income on net investments in subleases	¥ 23,000	85,000
Revenue from a related party		¥ 349,000